NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED SEPTEMBER 1, 2015

TO PROSPECTUSES

Nuveen Multistate Trust I	Nuveen Investment Trust III
Prospectus dated September 30, 2014	Prospectus dated October 13, 2014
Nuveen Multistate Trust II	Nuveen Investment Trust V
Prospectuses dated June 30, 2015	Prospectuses dated January 30, 2015
Nuveen Multistate Trust III	Nuveen Investment Funds, Inc.
Prospectus dated September 30, 2014	Prospectus dated September 30, 2014
Prospectus dated October 31, 2014
Nuveen Multistate Trust IV	Prospectus dated January 30, 2015
Prospectus dated September 30, 2014	Prospectus dated February 27, 2015
Prospectus dated April 30, 2015
Nuveen Investment Trust
Prospectuses dated October 31, 2014	Nuveen Strategy Funds, Inc.
Prospectuses dated December 31, 2014	Prospectus dated December 31, 2014, as
Prospectus dated January 30, 2015	supplemented April 30, 2015

Nuveen Investment Trust II
Prospectus dated October 13, 2014
Prospectuses dated November 28, 2014
Prospectus dated December 31, 2014
Prospectus dated January 30, 2015

Effective November 1, 2015, if you purchase $1 million or more of Class A shares at net asset value without an up-front sales charge, you will be assessed a contingent deferred sales charge of 1.00% if you redeem any of your shares within 18 months of purchase and you are not eligible for a waiver.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLP-0915P

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED SEPTEMBER 1, 2015

TO THE PROSPECTUS DATED JANUARY 20, 2015

Effective November 1, 2015:

1.	If you purchase $1 million or more of Class A shares of Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund, Nuveen Inflation Protected Securities Fund or Nuveen Strategic Income Fund at net asset value without an up-front sales charge, you will be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase and you are not eligible for a waiver.

2.	If you purchase $250,000 or more of Class A shares of Nuveen Short Term Bond Fund at net asset value without an up-front sales charge, you will be assessed a CDSC of 0.75% if you redeem any of your shares within 18 months of purchase and you are not eligible for a waiver.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FINCP-0915P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED SEPTEMBER 1, 2015

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Investment Trust	Nuveen Investment Trust V
Statements of Additional Information dated	Statement of Additional Information dated
October 31, 2014	January 30, 2015
Statements of Additional Information dated
December 31, 2014	Nuveen Investment Funds, Inc.
Statement of Additional Information dated	Statement of Additional Information dated
January 30, 2015	January 30, 2015
Statement of Additional Information dated
Nuveen Investment Trust II	February 27, 2015
Statement of Additional Information dated	Statement of Additional Information dated
October 13, 2014	April 30, 2015
Statements of Additional Information dated
November 28, 2014	Nuveen Strategy Funds, Inc.
Statement of Additional Information dated	Statement of Additional Information dated
December 31, 2014	December 31, 2014, as supplemented
Statement of Additional Information dated	April 30, 2015
January 30, 2015
Nuveen Investment Trust III
Statement of Additional Information dated
October 13, 2014

Effective November 1, 2015, if you purchase $1 million or more of Class A shares at net asset value without an up-front sales charge, you will be assessed a contingent deferred sales charge if you redeem any of your shares within 18 months of purchase and you are not eligible for a waiver.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-0915P